RESEARCH AND DEVELOPMENT EXPENSES - Disclosure of research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research And Development Expenses [Abstract]
Payroll and related expenses	$ 23,327	$ 18,341	$ 15,309
Suppliers and subcontractors	3,559	3,780	3,416
Office and maintenance	406	586	684
Share-based payment	1,428	1,355	1,148
Depreciation and amortization	1,239	1,312	1,371
Research and development expenses	$ 29,959	$ 25,374	$ 21,928